UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2009

Date of reporting period:	05/31/2008

Item 1.	Schedule of Investments

Dryden Government Income Fund, Inc.

Schedule of Investments

as of May 31, 2008 (Unaudited)

Principal Amount (000)#		Description	Value
LONG-TERM INVESTMENTS 91.7%
Asset Backed Security 0.4%

		Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8,
$ 3,500		5.65%, 9/20/19	$3,423,845

Collateralized Mortgage Obligations 7.9%
		Federal Home Loan Mortgage Corp., Ser. 2496, Class PM,
9,000		5.50%, 9/15/17	9,086,345
		Ser. 2501, Class MC,
5,855		5.50%, 9/15/17	5,984,316
		Ser. 2513, Class HC,
6,650		5.00%, 10/15/17	6,629,372
		Ser. 2518, Class PV,
5,500		5.50%, 6/15/19	5,527,810
		Federal National Mortgage Association, Ser. 2002-18, Class PC,
11,050		5.50%, 4/25/17	11,279,299
		Ser. 2002-57, Class ND,
5,387		5.50%, 9/25/17	5,492,083
		Ser. 2002-94, Class HQ,
18,000		4.50%, 1/25/18	17,512,174
		MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1,
425		2.703%, 10/25/28 FRN	418,050
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
1,462		4.17%, 2/25/34 FRN	1,368,251

		Total collateralized mortgage obligations	63,297,700

Commercial Mortgage Backed Securities 7.8%
		Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1,
32	(c)	7.64%, 2/15/32 FRN	31,702
		Ser. 2004-T16, Class A5,
10,800		4.60%, 2/13/46	10,385,815
		Ser. 2006-PW11, Class A4,
2,000		5.457%, 3/11/39 FRN	1,980,842
		Ser. 2006-T22, Class A4,
6,000		5.465%, 4/12/38 FRN	5,968,639
		Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2,
3,000		6.02%, 12/10/49 FRN	3,021,914
		CWCapital Cobalt, Ser. 2007-C3, Class A3,
3,100		5.82%, 5/15/46 FRN	2,952,985
		Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5,

4,200		5.224%, 4/10/37 FRN	4,112,611
		GS Mortgage Securities Corp. II, Ser. 2003-C1, Class A3,
18,200		4.608%, 1/10/40	17,608,692
		Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB,
5,000		5.658%, 5/12/39 FRN	4,967,218
		Morgan Stanley Capital I, Ser. 2005-T19, Class AAB,
3,625		4.852%, 6/12/47	3,497,242
		Ser. 2006-IQ11, Class A4,
7,200		5.773%, 10/15/42 FRN	7,234,351

		Total commercial mortgage backed securities	61,762,011

Corporate Bonds 1.7%
		Depfa ACS Bank, 144A,
2,960	(c)	5.125%, 3/16/37	2,773,114
		European Investment Bank,
10,500		3.125%, 7/15/11	10,424,316

		Total corporate bonds	13,197,430

Mortgage Backed Securities 56.0%
		Federal Home Loan Mortgage Corp.,
4,097		3.538%, 5/1/34 FRN	4,116,983
32,437	(b)	5.00%, 6/1/33 - 5/1/34	31,445,709
2,509		6.00%, 8/1/32 - 9/1/34	2,560,003
23,000	(f)	6.00%, TBA 30 YR	23,287,499
1,496		6.50%, 8/1/10 - 9/1/32	1,557,351
585		7.00%, 8/1/11 - 9/1/32	610,238
43	(a)	7.50%, 6/1/24	47
225		8.00%, 3/1/22 - 8/1/22	242,699
168		8.50%, 1/1/17 - 9/1/19	183,028
160		9.00%, 1/1/20	171,630
118		11.50%, 10/1/19	130,814
		Federal National Mortgage Association,
10,921		3.594%, 7/1/33 FRN	10,896,190
1,613		3.781%, 4/1/34 FRN	1,609,510
3,966		4.003%, 9/1/33 FRN	3,954,508
4,177		4.237%, 4/1/34 FRN	4,159,526
3,530		4.458%, 6/1/34 FRN	3,521,456
1,255		4.50%, 1/1/20	1,230,833
6,266		4.874%, 10/1/34 FRN	6,304,939
9,307		4.966%, 6/1/36 FRN	9,359,430
23,398	(b)	5.00%, 7/1/18 - 5/1/36	23,126,210
27,000	(f)	5.00%, TBA 15 YR	26,789,075
39,500		5.00%, TBA 30 YR	38,096,568
86,992	(b)	5.50%, 8/1/15 - 11/1/35	86,634,024
500		5.50%, TBA 15 YR	504,219
23,250		5.50%, TBA 30 YR	23,082,878
16,009		6.00%, 11/1/14 - 4/1/38	16,313,398
48,100	(f)	6.00%, TBA 30 YR	48,791,437
4,108		6.26%, 3/1/11	4,262,723

19,828		6.50%, 4/1/09 - 10/1/37	20,554,646
4,500		6.50%, TBA 30 YR	4,639,221
9,417		7.00%, 4/1/11 - 2/1/36	9,950,068
925		7.50%, 6/1/08 - 10/1/26	949,866
16		8.50%, 6/1/17 - 3/1/25	17,780
164		9.00%, 4/1/25 - 4/1/25	181,514
51		9.50%, 1/1/25 - 2/1/25	56,641
		Government National Mortgage Association,
11,242	(b)	5.00%, 7/15/33 - 4/15/34	10,994,258
5,640		5.50%, 2/15/34 - 2/15/36	5,653,684
10,000	(f)	6.00%, TBA 30 YR	10,153,120
7,585		7.00%, 2/15/09 - 2/15/29	8,136,367
960		7.50%, 10/15/08 - 4/15/24	1,029,221
782		8.50%, 4/15/25	862,495
517		9.50%, 10/15/09 - 5/20/18	569,137

		Total mortgage backed securities	446,690,943

Small Business Administration Agency 2.6%
		Small Business Administration Participation Certificates, Ser. 1995-20B,
1,454		8.15%, 2/1/15	1,511,307
		Ser. 1995-20L,
4,642		6.45%, 12/1/15	4,717,303
		Ser. 1996-20H,
5,298		7.25%, 8/1/16	5,491,218
		Ser. 1996-20K,
3,263		6.95%, 11/1/16	3,372,410
		Ser. 1997-20A,
1,522		7.15%, 1/1/17	1,577,344
		Ser. 1998-20I,
4,018		6.00%, 9/1/18	4,076,194

		Total small business administration agency	20,745,776

Sovereign Bonds 1.5%
		Deutsche Bundesrepublik, Ser. 05,
EUR 1		4.00%, 1/4/37	680
		Hungary Government Bonds,
		Ser. 12/B,
HUF 380,000		7.25%, 6/12/12	2,308,394
		Ser. 15/A
HUF 487,110		8.00%, 2/12/15	3,038,570
		Poland Government, Ser. 1015,
PLN 6,480		6.25%, 10/24/15	2,972,068
		United Kingdom Treasury Bonds,
GBP 1,900		4.50%, 3/7/13	3,685,387

		Total sovereign bonds	12,005,099

U.S. Government Agency Securities 7.0%
		Federal Farm Credit Bank,
1,870		4.875%, 1/17/17	1,917,378
		Federal Home Loan Mortgage Corp.,
3,110		3.25%, 2/25/11	3,081,882

10,235	(b)	5.125%, 11/17/17	10,601,761
3,110	(c)	5.35%, 11/14/11	3,140,839
3,215		5.625%, 6/11/21	3,354,660
		Federal National Mortgage Association,
5,320		3.375%, 5/19/11	5,262,188
17,995		3.75%, 6/28/13	17,704,884
2,715		5.00%, 3/15/16	2,799,398
		Financing Corp. Principal FICO STRIPS,
10,000		Zero, 5/11/18	6,320,080
		Tennessee Valley Authority, Ser. B,
1,895		4.50%, 4/1/18	1,870,176

		Total U.S. Government agency securities	56,053,246

U.S. Government Treasury Obligations 6.8%
		United States Treasury Bonds,
2,125	(b)	4.375%, 2/15/38	2,013,769
2,165	(b)	6.25%, 8/15/23	2,544,722
2,125	(b)	7.625%, 2/15/25	2,851,982
1,385		7.875%, 2/15/21	1,833,178
		United States Treasury Notes,
25,625	(b)	3.125%, 4/30/13	25,304,687
2,120	(b)	4.875%, 8/15/16	2,254,985
2,225		5.125%, 5/15/16	2,406,825
		United States Treasury Strip,
12,610		Zero, 5/15/21	6,821,644
15,000	(b)	Zero, 8/15/21	7,977,660

		Total U.S. Government treasury obligations	54,009,452

		Total long-term investments (cost $732,424,846)	731,185,502

Shares
SHORT-TERM INVESTMENTS 45.1%
U.S. Government Treasury Obligation— 2.6%
		United States Treasury Bill,
		Zero, 9/18/08
20,300		(cost $20,186,292)	20,184,899

Affiliated Mutual Funds 42.5%
		Dryden Core Investment Fund-Short-Term Bond Series
12,057,077		(cost $119,271,516)(e)	108,151,982
231,009,661		Dryden Core Investment Fund-Taxable Money Market Series (cost $231,009,661; includes $144,462,380 of cash collateral received for securities on loan)(d)(e)	231,009,661

		Total affiliated mutual funds (cost $350,281,177)	339,161,643

Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED*
Call Option
	Currency option on USD vs. ISK, expiring 8/5/08 @ FX Rate 67.75
820	(cost $45,914)	1,025

Put Option
	Currency option on EUR vs. ISK, expiring 3/17/09 @ FX Rate 124.50
829	(cost $119,158)	105,512

	Total outstanding options purchased (cost $165,072)	106,537

	Total short-term investments (cost $370,632,541)	359,453,079

	Total Investments(g) 136.8% (cost $1,103,057,387)	1,090,638,581
	Other liabilities in excess of other assets(h) (36.8%)	(293,167,741)

	Net Assets 100.0%	$797,470,840

The following abbreviations are used in portfolio descriptions:

144A—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO—	Financing Corporation
FRN—	Floating Rate Note
TBA—	To Be Announced
EUR—	Euro
GBP—	Pound Sterling
HUF—	Hungarian Forint
ISK—	Icelandic Krona
PLN—	Polish Zloty
USD—	United States Dollar
*	Non-income producing security.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents actual principal amount (not rounded to nearest thousand).
(b)	All or portion of securities on loan with an aggregate market value of $141,209,441; cash collateral of $144,462,380 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or partial principal amount pledged as collateral for futures contracts.
(d)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and Short-Term Bond Series.
(f)	All or portion of securities with a principal amount of $61,100,000 represents to-be-announced (“TBA”) security acquired under mortgage dollar roll agreement.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,105,216,419	$3,852,268	$(18,430,106)	$(14,577,838)
(h)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at May 31, 2008:

Number of Contracts	Type	Expiration Date	Value at May 31, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
134	2 Yr. T-Notes	Sept. 2008	$28,223,750	$28,240,535	$(16,785)
40	U.S. 10 Yr. Treasury Notes	Jun. 2008	4,558,125	4,587,700	(29,575)
150	U.S. 10 Yr. Treasury Notes	Sept. 2008	16,860,938	16,857,915	3,023
159	20 Yr. U.S. Treasury Bonds	Jun. 2008	18,200,531	18,481,156	(280,625)
162	20 Yr. U.S. Treasury Bonds	Sept. 2008	18,387,000	18,381,172	5,828
	Sovereign Bonds
13	10 Yr. Australian Bond	Jun. 2008	1,161,220	1,167,777	(6,557)
17	10 Yr. Euro Bond	Jun. 2008	2,960,017	3,095,299	(135,282)
3	10 Yr. U.K. Gilt	Sept. 2008	628,799	630,874	(2,075)
	Short Positions:
401	U.S. 5 Yr. Treasury Notes	Sept. 2008	44,084,938	44,324,854	239,916

					$(222,132)

Forward foreign currency exchange contracts outstanding at May 31, 2008:

Purchase Contracts	Value Payable at Settlement Date	Value at May 31, 2008	Unrealized Appreciation (Depreciation)
Australian Dollar, expiring 6/19/08	$985,766	$1,002,632	$16,866
Euro, expiring 6/25/08	1,844,571	1,827,693	(16,878)
Euro, expiring 6/25/08	399,200	400,024	824

	$3,229,537	$3,230,349	$812

Sales Contracts	Value Receivable at Settlement Date	Value at May 31, 2008	Unrealized Appreciation (Depreciation)
British Pound, expiring 6/25/08	$3,597,484	$3,598,321	$(837)
Hungarian Forint, expiring 6/23/08	4,595,490	4,609,661	(14,171)
Iceland Krona, expiring 6/16/08	446,162	478,697	(32,535)
Polish Zloty, expiring 6/23/08	2,640,629	2,639,497	1,132

	$11,279,765	$11,326,176	$(46,411)

Interest rate swap agreements outstanding at May 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(b)	8/15/21	$8,050	4.82818%	3 month LIBOR	$114,872
Morgan Stanley Capital Services(a)	5/1/10	20,800	3.20118%	3 month LIBOR	(56,176)
Morgan Stanley Capital Services(b)	6/15/10	24,990	3.46700%	3 month LIBOR	42,642
Goldman Sachs International(a)	5/29/13	17,700	3.75261%	3 month LIBOR	(274,649)
Goldman Sachs International(b)	5/15/15	14,170	4.54706%	3 month LIBOR	—
Goldman Sachs International(b)	11/17/17	10,365	4.34397%	3 month LIBOR	173,287
Goldman Sachs International(b)	6/3/18	11,040	4.67069%	3 month LIBOR	—

					$(24)

LIBOR - London Interbank Offered Rate

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$339,161,643	$(222,132)
Level 2 - Other Significant Observable Inputs	751,476,938	(160,495)
Level 3 - Significant Unobservable Inputs	—	114,872

Total	$1,090,638,581	$(267,755)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 2/29/08	$—	$—
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	114,872
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/08	$—	$114,872

*	The realized gain (loss) earned during the period for other financial instruments was $ 3,903.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and the Short-Term Bond Series (the “Series”), separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date July 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date July 24, 2008

*	Print the name and title of each signing officer under his or her signature.